LONG-TERM DEBT	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
Term Loan Facility

On April 15, 2022, we entered into a term loan agreement with a group of financial institutions, which provided for a $600 million delayed draw term loan that will mature on April 15, 2025. As of October 31, 2023 and 2022, we had $600 million borrowings outstanding under the term loan facility and had weighted average interest rates of 6.22 percent and 3.98 percent, respectively. Loans under the term loan agreement bear interest, at our option, either at: (i) the alternate base rate, as defined in the term loan agreement, plus the applicable margin for such loans or (ii) adjusted term SOFR, as defined in the term loan agreement, plus the applicable margin for such loans. The term loan agreement contains customary representations and warranties as well as customary affirmative and negative covenants. We were in compliance with the covenants for the term loan during the year ended October 31, 2023.

On May 4, 2022, we used the proceeds from the term loan facility and repaid the $600 million outstanding aggregate principal amount of our 3.875% 2023 senior notes. The total redemption price of approximately $609 million was computed in accordance with the terms of the 2023 senior notes as the present value of the remaining scheduled payments of principal and unpaid interest on the notes being redeemed. In May 2022, we recorded a loss on extinguishment of debt of $9 million in other income (expense), net in the consolidated statement of operations. In addition, $7 million of accrued interest, up to but not including the applicable redemption date, was paid.

On December 14, 2023, we prepaid $120 million of our outstanding $600 million term loan.

Senior Notes

The following table summarizes the company's long-term senior notes:

	October 31, 2023	October 31, 2022
	Amortized Principal	Amortized Principal
	(in millions)
2026 Senior Notes	299	299
2029 Senior Notes	496	495
2030 Senior Notes	496	496
2031 Senior Notes	844	843
Total Senior Notes	$2,135	$2,133

2026 Senior Notes

On September 22, 2016, the company issued aggregate principal amount of $300 million in senior notes ("2026 senior notes"). The 2026 senior notes were issued at 99.624% of their principal amount. The notes will mature on September 22, 2026 and bear interest at a fixed rate of 3.05% per annum. The interest is payable semi-annually on March 22nd and September 22nd of each year and payments commenced March 22, 2017.

In February 2016, Agilent executed three forward-starting pay fixed/receive variable interest rate swaps for the notional amount of $300 million in connection with future interest payments to be made on our 2026 senior notes issued on September 15, 2016. The swap arrangements were terminated on September 15, 2016 with a payment of $10 million, and we recognized this as a deferred loss in accumulated other comprehensive income (loss) which is being amortized to interest expense over the life of the 2026 senior notes. The remaining loss to be amortized related to the interest rate swap agreements at October 31, 2023 was $(3) million.
2029 Senior Notes

On September 16, 2019, the company issued an aggregate principal amount of $500 million in senior notes ("2029 senior notes"). The 2029 senior notes were issued at 99.316% of their principal amount. The notes will mature on September 15, 2029, and bear interest at a fixed rate of 2.75% per annum. The interest is payable semi-annually on March 15th and September 15th of each year and payments commenced on March 15, 2020.

In August 2019, Agilent executed treasury lock agreements for $250 million in connection with future interest payments to be made on our 2029 senior notes issued on September 16, 2019. We designated the treasury lock as a cash flow hedge. The treasury lock contracts were terminated on September 6, 2019 and we recognized a deferred loss of $6 million in accumulated other comprehensive income which is being amortized to interest expense over the life of the 2029 senior notes. The remaining loss to be amortized related to the treasury lock agreements at October 31, 2023 was $(3) million.

2030 Senior Notes

On June 4, 2020, we issued an aggregate principal amount of $500 million in senior notes ("2030 senior notes"). The 2030 senior notes were issued at 99.812% of their principal amount. The 2030 senior notes will mature on June 4, 2030, and bear interest at a fixed rate of 2.10% per annum. The interest is payable semi-annually on June 4th and December 4th of each year and payments commenced on December 4, 2020.

2031 Senior Notes

On March 12, 2021, we issued an aggregate principal amount of $850 million in senior notes ("2031 senior notes"). The 2031 senior notes were issued at 99.822% of their principal amount. The 2031 senior notes will mature on March 12, 2031, and bear interest at a fixed rate of 2.30% per annum. The interest is payable semi-annually on March 12th and September 12th of each year and payments commenced on September 12, 2021.

All outstanding senior notes listed above are unsecured and rank equally in right of payment with all of Agilent's other senior unsecured indebtedness.